Derivative financial instruments (Details 1) - Fair value hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging relationships [line items
Nominal amount	430,156	745,177
Carrying amount of the hedging instruments, Asset	$ 4,687	$ 10,532
Carrying amount of the hedging instruments, Liability	(4,081)	(9,332)
Change in fair value used for calculating hedge ineffectiveness	(2,092)	11,731
Ineffectiveness recognised in profit or loss	(663)	(250)
Carrying amount of hedged items,Asset	19,739	24,927
Carrying amount of hedged items , liabilities	(411,625)	(717,704)
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	296	(1,198)
Change in the fair value of the hedged item used to recognise ineffectiveness	1,429	(11,981)
Interest rate risk
Disclosure of detailed information about hedging relationships [line items
Carrying amount of the hedging instruments, Asset	1,831	407
Carrying amount of the hedging instruments, Liability	$ (233)	$ (805)
Interest rate risk | Loans
Disclosure of detailed information about hedging relationships [line items
Nominal amount	10,667	13,333
Carrying amount of the hedging instruments, Asset	$ 0	$ 0
Carrying amount of the hedging instruments, Liability	(132)	(166)
Change in fair value used for calculating hedge ineffectiveness	84	(127)
Ineffectiveness recognised in profit or loss	1	(9)
Carrying amount of hedged items,Asset	10,837	13,583
Carrying amount of hedged items , liabilities	0	0
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	74	158
Change in the fair value of the hedged item used to recognise ineffectiveness	$ (83)	$ 118
Interest rate risk | Securities at FVOCI
Disclosure of detailed information about hedging relationships [line items
Nominal amount	5,000	5,000
Carrying amount of the hedging instruments, Asset	$ 0	$ 0
Carrying amount of the hedging instruments, Liability	(101)	(45)
Change in fair value used for calculating hedge ineffectiveness	(29)	(97)
Ineffectiveness recognised in profit or loss	(20)	(17)
Carrying amount of hedged items,Asset	5,113	5,142
Carrying amount of hedged items , liabilities	0	0
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	85	94
Change in the fair value of the hedged item used to recognise ineffectiveness	$ 9	$ 80
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging relationships [line items
Nominal amount	70,000	380,000
Carrying amount of the hedging instruments, Asset	$ 1,831	$ 407
Carrying amount of the hedging instruments, Liability	0	(594)
Change in fair value used for calculating hedge ineffectiveness	199	5,203
Ineffectiveness recognised in profit or loss	(27)	(65)
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(71,937)	(381,587)
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	(292)	18
Change in the fair value of the hedged item used to recognise ineffectiveness	(226)	(5,268)
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging relationships [line items
Carrying amount of the hedging instruments, Asset	2,856	10,125
Carrying amount of the hedging instruments, Liability	$ (3,848)	$ (8,527)
Interest rate and foreign exchange risk | Loans
Disclosure of detailed information about hedging relationships [line items
Nominal amount	4,075	6,430
Carrying amount of the hedging instruments, Asset	$ 356	$ 276
Carrying amount of the hedging instruments, Liability	0	0
Change in fair value used for calculating hedge ineffectiveness	178	(482)
Ineffectiveness recognised in profit or loss	(149)	(214)
Carrying amount of hedged items,Asset	3,789	6,202
Carrying amount of hedged items , liabilities	0	0
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	(654)	(495)
Change in the fair value of the hedged item used to recognise ineffectiveness	$ (327)	$ 268
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging relationships [line items
Nominal amount	340,414	340,414
Carrying amount of the hedging instruments, Asset	$ 2,500	$ 9,849
Carrying amount of the hedging instruments, Liability	(3,848)	(8,527)
Change in fair value used for calculating hedge ineffectiveness	(2,524)	7,234
Ineffectiveness recognised in profit or loss	(468)	55
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(339,688)	(336,117)
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	1,083	(973)
Change in the fair value of the hedged item used to recognise ineffectiveness	$ 2,056	$ (7,179)